                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-PX


         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-21750
                                    --------------------------------------------

                 KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            1800 AVENUE OF THE STARS
                         LOS ANGELES, CALIFORNIA 90067
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                    (Address of principal executive offices)

           Kayne Anderson Capital Advisors, 1800 Avenue of the Stars,
                         Los Angeles California, 90067

Registrant's telephone number, including area code:  310-284-6438
                                                     ------------
Date of fiscal year-end: November 30
                         -----------

Date of reporting period: July 1, 2004 - June 30, 2005
                          ----------------------------


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Item 1 - Proxy Voting Record - Attached on behalf of Kayne Anderson Energy Total
Return Fund, Inc.

                                                                      PROPOSED BY
                                                                      (I)SSUER OR
ISSUER    SYMBOL     CUSIP       MEETING DATE      MATTER VOTED ON    (S)HRHLDR     VOTE CAST?      HOW VOTED    FOR/AGAINST MGMT
N/A       N/A        N/A         N/A               N/A                N/A

Explanatory note: Kayne Anderson Energy Total Return Fund, Inc. (the "Fund") commenced investment operations on June 28, 2005.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the Fund was entitled to vote.


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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kayne Anderson Energy Total Return Fund, Inc.
(Registrant)

By: /s/ Kevin S. McCarthy
    ----------------------------------------
Kevin S. McCarthy
President of Kayne Anderson Energy Total Return Fund, Inc.
(Signature & Title)
Date: August 17, 2005